OTHER RESERVES (Tables)	12 Months Ended
Mar. 31, 2026
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF THE IPO WARRANTS

	Pre-Stock Bonus or Post-Share Consolidation		Post-Stock Bonus
Tranche	Number of Warrants	Exercise Price (per share)	Number of Warrants	Exercise Price (per share)	Expiration Date	Duration from January 23, 2025
1	2,250,000	$5.13	N/A	N/A	July 23, 2025	6 months
2	2,250,000	$6.15	18,000,000	$0.77	October 23, 2025	9 months
3	2,250,000	$7.18	18,000,000	$0.90	January 23, 2026	12 months
4	2,250,000	$8.20	18,000,000	$1.03	April 23, 2026	15 months
5	2,250,000	$10.25	18,000,000	$1.28	July 23, 2026	18 months
6	2,250,000	$12.30	18,000,000	$1.54	January 23, 2027	24 months

SCHEDULE OF MODIFICATION OF PRIVATE AND IPO WARRANTS

Warrants	Original Maturity Date	Extended Maturity Date
IPO Warrant Tranche 4	April 23, 2026	April 23, 2028
IPO Warrant Tranche 5	July 23, 2026	July 23, 2028
IPO Warrant Tranche 6	January 23, 2027	January 23, 2029

SCHEDULE OF IMMEDIATELY MATURITY EXTENSION WARRANTS

Warrants	IPO Warrant Tranche 4	IPO Warrant Tranche 5	IPO Warrant Tranche 6
Immediately before the modification
Time to expiry (year)	0.09	0.34	0.84
Spot price	$0.55	$0.55	$0.55
Risk-free rate	3.73%	3.73%	3.80%
Dividend yield	0.00%	0.00%	0.00%
Volatility	46.65%	42.86%	39.57%
Immediately after the modification
Time to expiry (year)	2.09	2.34	2.84
Spot price	$0.55	$0.55	$0.55
Risk-free rate	3.88%	3.89%	3.90%
Dividend yield	0.00%	0.00%	0.00%
Volatility	37.89%	37.13%	36.60%

SCHEDULE OF SHARE OPTION RESERVE
	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Share option awards	2,261,408	1,076,345
Share Units	2,141,769	-
Management shares	1,063,621	-
	5,466,798	1,076,345

Private warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF MODIFICATION OF FOUNDER WARRANTS
Grant date	May 28, 2024
Time to expiry (year)	3.00
Spot price (pre-recapitalization)	$2,252
Risk-free rate	4.75%
Dividend yield	0.00%
Volatility	41.33%

Modification Of Founder Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF MODIFICATION OF FOUNDER WARRANTS
Warrants	Founder Warrant
Time to expiry (year)	3.19
Spot price	$0.55
Risk-free rate	3.91%
Dividend yield	0.00%
Volatility	36.33%

Initial public offering [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF IPO WARRANTS

The binomial option-pricing model was used to determine the fair value of the IPO Warrants, with key inputs and assumptions set out as follow:

Tranche	1	2	3	4	5	6
Time to expiry (year)	0.50	0.75	1.00	1.25	1.50	2.00
Closing spot price on January 23, 2025	$12.75	$12.75	$12.75	$12.75	$12.75	$12.75
Risk-free rate	4.27%	4.23%	4.18%	4.21%	4.23%	4.29%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	30.66%	32.79%	33.25%	32.83%	32.81%	33.05%